SHORT-TERM BANK LOAN (Details)	12 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 31, 2014 Notes Payable to Banks [Member] USD ($)	Feb. 28, 2013 Notes Payable to Banks [Member] USD ($)	Oct. 31, 2014 Notes Payable to Banks [Member] CNY
Short-term Debt [Line Items]
Proceeds from bank borrowing	$ 42,428,890	$ 9,000,000		$ 42,428,890	$ 9,000,000
Pledged deposits					$ 9,900,000	260,000,000